Accumulated Other Comprehensive Income (Loss) (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Income before income taxes									$ 5,103	$ 5,240
-244									(693)	(1,227)
Net income	1,005	1,341	1,214	850	908	868	1,149	1,088	4,410	4,013
Amount Reclassified from Accumulated Other Comprehensive Income (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
718									105	718
-244									(36)	(244)
Net income									$ 69	$ 474